Revenue (Disaggregation of Revenue by Major Source) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	$ 7,200	$ 7,563
Total operating revenues	7,200	7,563
Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	3,451	3,548
Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	1,855	1,671
Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	566	526
Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	1,595	1,510
Other
Disaggregation of Revenue [Line Items]
Total operating revenues	(267)	308
Operating
Disaggregation of Revenue [Line Items]
Total operating revenues	7,200	7,563
Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,460	3,556
Total operating revenues	3,460	3,556
Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,855	1,671
Total operating revenues	1,855	1,671
Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	566	526
Total operating revenues	566	526
Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,609	1,524
Total operating revenues	1,609	1,524
Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(248)	339
Total operating revenues	(248)	339
Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(42)	(53)
Total operating revenues	(42)	(53)
Eliminations | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	9	8
Eliminations | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Eliminations | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	14	14
Eliminations | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	19	31
Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7,447	7,235
Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,460	3,556
Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,855	1,671
Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	566	526
Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	1,589	1,503
Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(23)	(21)
Regulated | Other Electric And Regulatory
Disaggregation of Revenue [Line Items]
Total operating revenues	290	254
Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(247)	328
Total operating revenues	(247)	328
Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	20	21
Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(248)	339
Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(19)	(32)
Electric Revenue | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	5,872	5,746
Electric Revenue | Regulated | Residential
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	3,975	4,124
Electric Revenue | Regulated | Residential | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,063	2,307
Electric Revenue | Regulated | Residential | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	997	910
Electric Revenue | Regulated | Residential | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	203	183
Electric Revenue | Regulated | Residential | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	712	724
Electric Revenue | Regulated | Residential | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Residential | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	2,234	2,256
Electric Revenue | Regulated | Commercial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	939	1,083
Electric Revenue | Regulated | Commercial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	499	463
Electric Revenue | Regulated | Commercial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	300	285
Electric Revenue | Regulated | Commercial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	496	425
Electric Revenue | Regulated | Commercial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Commercial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	607	606
Electric Revenue | Regulated | Industrial | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	223	274
Electric Revenue | Regulated | Industrial | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	276	219
Electric Revenue | Regulated | Industrial | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	28	33
Electric Revenue | Regulated | Industrial | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	94	93
Electric Revenue | Regulated | Industrial | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Industrial | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(14)	(13)
Electric Revenue | Regulated | Other Electric
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	420	443
Electric Revenue | Regulated | Other Electric | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	372	395
Electric Revenue | Regulated | Other Electric | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	41	41
Electric Revenue | Regulated | Other Electric | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	7	7
Electric Revenue | Regulated | Other Electric | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(142)	(510)
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	(157)	(522)
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	15	12
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Regulatory Deferrals | Eliminations
Disaggregation of Revenue [Line Items]
Revenue from contract with customer	0	0
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	20	19
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	42	38
Electric Revenue | Regulated | Other Electric And Regulatory | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	13	6
Gas Revenue | Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	1,575	1,489
Gas Revenue | Regulated | Other Electric And Regulatory | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	224	199
Marketing and trading margin | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	77	96
Marketing and trading margin | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Marketing and trading margin | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	77	96
Marketing and trading margin | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Energy sales | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Finance Income | Regulated | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	63	62
Finance Income | Regulated | Operating | Florida Electric Utility | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Canadian Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Other Electric Utilities | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Operating | Gas Utilities and Infrastructure | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	63	62
Finance Income | Regulated | Operating | Other | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Finance Income | Regulated | Eliminations | Repsol Energy Canada
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers		0
Other revenue | Regulated | Other Electric And Regulatory | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	0	0
Other revenue | Regulated | Other Electric And Regulatory | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(9)	(8)
Other revenue | Non-Regulated
Disaggregation of Revenue [Line Items]
Total operating revenues	28	25
Other revenue | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Total operating revenues	20	21
Other revenue | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Total operating revenues	32	27
Other revenue | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Total operating revenues	(24)	(23)
Mark-To-Market | Non-Regulated
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	(352)	207
Mark-To-Market | Non-Regulated | Operating | Florida Electric Utility
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Canadian Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other Electric Utilities
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Gas Utilities and Infrastructure
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	0	0
Mark-To-Market | Non-Regulated | Operating | Other
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	(357)	216
Mark-To-Market | Non-Regulated | Eliminations
Disaggregation of Revenue [Line Items]
Revenue which does not represent revenues from contracts with customers	$ 5	$ (9)